WARRANTS AND OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
WARRANTS AND OPTIONS

NOTE 11 – WARRANTS AND OPTIONS

On February 10, 2022, the Company received an equity investment of $10,500,000 to purchase 101,205 shares of the Company’s common stock through a registered public offering at $103.75 per share. Along with the issuance of the shares of common stock, the Company issued immediately exercisable warrants (the “Uplist Warrants”) to purchase up to 101,205 shares of common stock with an exercise price of $129.6875 per warrant and will expire five years from the date of issuance. Commensurate with the February 10, 2022 offering the Company issued to its underwriters immediately exercisable warrants to purchase up to 15,181 shares of common stock with an exercise price of $129.6875 per warrant and will expire five years from the date of issuance. On July 8, 2022, the Company issued a dilutive issuance notice that in accordance with Section 3(b) of the Uplist Warrants, upon closing of the July 12, 2022 PIPE transaction, the exercise price of the Uplist Warrants shall be reduced from the current exercise price of $129.6875 to $50.25.

On February 11, 2022, we entered into a transaction with Calvary Fund, the provider of our 2021 bridge financing for the retirement of its debt instrument, principal and interest with a combined value of $1,566,659.00 through the issuance of securities, consisting of (i) prefunded warrants (the “Calvary Warrants”) that are exercisable into 15,099 shares of common stock (the “Calvary Warrant Shares”) at $103.75 per Calvary Warrant, and (iii) immediately exercisable Uplist Warrants to purchase up to 15,099 shares of common stock with an exercise price of $129.6875 per warrant and will expire five years from the date of issuance. On July 8, 2022, the Company issued a dilutive issuance notice that in accordance with Section 3(b) of the Uplist Warrants, upon closing of the July 12, 2022 PIPE transaction, the exercise price of the Uplist Warrants shall be reduced from the current exercise price of $129.6875 to $50.25.

On July 12, 2022, we entered into a PIPE transaction with Armistice Capital Master Fund Ltd. for the purchase and sale of $12,887,976.31 of securities, consisting of (i) 20,372 shares of common stock at $27.75 per share, (ii) prefunded warrants (the “Prefunded Warrants”) that are exercisable into 448,096 shares of common stock (the “Prefunded Warrant Shares”) at $27.50 per Prefunded Warrant, and (iii) immediately exercisable warrants to purchase up to 936,937 shares of common stock with an exercise price of $21.50 per warrant and will expire five years from the date of issuance.

As of December 31, 2022, no Prefunded Warrants remained issued and outstanding with respect to the July PIPE transaction. The Prefunded Warrants were purchased in their entirety by the holders of the warrants for $27.50 per warrant. The Prefunded Warrants required the payment of an additional $0.25 per warrant and the written notice of exercise to the Company to convert the Prefunded Warrant into one share of common stock of the Company. During the period from July 12, 2022 through December 31, 2022, the Company received notice on 448,096 Prefunded Warrants converting into 448,096 shares of common stock.

Calvary Fund exercised all of its Calvary Warrants by November 30, 2022 requiring the payment of an additional $0.25 per warrant and the written notice of exercise to the Company to convert the Calvary Warrant into one share of common stock of the Company. Calvary Fund continues to hold the 15,099 warrants exercisable at a price of $50.25 per warrant.

Along with the Prefunded Warrants the PIPE investors were issued immediately exercisable warrants to purchase up to 936,937 shares of the Company’s common stock with an exercise price of $21.50 per share expiring five years from the date of issuance, or July 11, 2027. Each Prefunded Warrant and share of common stock issued in the PIPE transaction received two warrants that were exercisable at $21.50 per share with a five-year expiry. None of these warrants have been exercised by the holders.

As of December 31, 2022, there were 1,096,455 warrants issued and outstanding to acquire additional shares of common stock. As of March 31, 2023, there were 1,096,455 warrants issued and outstanding to acquire additional shares of common stock.

The Company evaluates outstanding warrants as derivative liabilities and will recognize any changes in the fair value through earnings. The Company determined that the warrants have an immaterial fair value at December 31, 2022 and March 31, 2023. The warrants do not trade in a highly active securities market, and as such, the Company estimated the fair value of these common stock equivalents using Black-Scholes and the following assumptions:

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term which due to their maturity period as expiry, it was three years. The Company had no reason to believe future volatility over the expected remaining life of these common stock equivalents was likely to differ materially from historical volatility. Expected life was based on three years due to the expiry of maturity. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the common stock equivalents.

	March 31, 2023 (unaudited)	December 31, 2022 (audited)

Stock Price	$3.50	$4.75
Exercise Price	$21.50	$21.50
Term (expected in years)	4.3	4.5
Volatility	32.12%	38.14%
Annual Rate of Dividends	0.0%	0.0%
Risk Free Rate	4.64%	4.69%

Stock Purchase Warrants

The following table summarizes all warrant activity for the year ended December 31, 2022, and for the three months ended March 31, 2023.

	Shares	Weighted- Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2021	28,071	$220.00	2.95 years	-
Granted	116,386	$129.6875	5.00 years	-
Granted in Debt Conversion	15,099	$129.6875	5.00 years
Granted Prefunded Warrants	463,195	$0.25	5.00 years
Granted in PIPE transaction	936,937	$21.50	5.00 years
Exercised	(463,195)	$0.25	-	-
Expired	(38)	-	-	-
Outstanding and Exercisable at December 31, 2022 (audited)	1,096,455	30.50	4.50 years
Granted	-	$0.00	0.00 years	-
Exercised	-	$0.01	0.00 years	-
Expired	-	-	-	-
Outstanding and Exercisable at March 31, 2023 (unaudited)	1,096,455	$30.50	4.50 years	-

NOTE 11 – WARRANTS AND OPTIONS

In April 2021, the Company issued five-year warrants to purchase 1,000 shares of the Company’s common stock at $200.00 per share in connection with short term financing. In July 2021, the Company issued three-year warrants to purchase 948 shares of the Company’s common stock at $200.00 per share in connection with conversion of short-term debt to Preferred and common stock. In August 2021, the Company issued three-year warrants to purchase 375 shares of the Company’s common stock at $200.00 per share in connection with conversion of short-term debt to Preferred and common stock. In September 2021, the Company issued five-year warrants to purchase 7,667 shares of the Company’s common stock at $200.00 per share in connection with short term financing. In October 2021, the Company issued three-year warrants to purchase 536 shares of the Company’s common stock at $200.00 per share in connection with sale of common stock.

On February 10, 2022, the Company received an equity investment of $10,500,000 to purchase 101,205 shares of the Company’s common stock through a registered public offering at $103.75 per share. Along with the issuance of the shares of common stock, the Company issued immediately exercisable warrants to purchase up to 101,205 shares of common stock with an exercise price of $129.6875 per warrant and will expire five years from the date of issuance. Commensurate with the February 10, 2022 offering the Company issued to its underwriters immediately exercisable warrants to purchase up to 15,181 shares of common stock with an exercise price of $129.6875 per warrant and will expire five years from the date of issuance.

On February 11, 2022, we entered into a transaction with Calvary Fund, the provider of our 2021 bridge financing for the retirement of its debt instrument, principal and interest with a combined value of $1,566,659.00 through the issuance of securities, consisting of (i) prefunded warrants (the “Calvary Warrants”) that are exercisable into 15,099 shares of common stock (the “Calvary Warrant Shares”) at $103.75 per Calvary Warrant, and (iii) immediately exercisable warrants to purchase up to 15,099 shares of common stock with an exercise price of $129.6875 per warrant and will expire five years from the date of issuance.

On July 12, 2022, we entered into a PIPE transaction with Armistice Capital Master Fund Ltd. for the purchase and sale of $12,887,976.31 of securities, consisting of (i) 20,372 shares of common stock at $27.75 per share, (ii) prefunded warrants (the “Prefunded Warrants”) that are exercisable into 448,096 shares of common stock (the “Prefunded Warrant Shares”) at $27.50 per Prefunded Warrant, and (iii) immediately exercisable warrants to purchase up to 936,937 shares of common stock with an exercise price of $21.50 per warrant and will expire five years from the date of issuance.

As of December 31, 2022, no Prefunded Warrants remained issued and outstanding with respect to the July PIPE transaction. The Prefunded Warrants were purchased in their entirety by the holders of the warrants for $27.50 per warrant. The Prefunded Warrants required the payment of an additional $0.25 per warrant and the written notice of exercise to the Company to convert the Prefunded Warrant into one share of common stock of the Company. During the period from July 12, 2022 through December 31, 2022, the Company received notice on 448,096 Prefunded Warrants converting into 448,096 shares of common stock.

Calvary Fund exercised all of its Calvary Warrants by November 30, 2022 requiring the payment of an additional $0.25 per warrant and the written notice of exercise to the Company to convert the Calvary Warrant into one share of common stock of the Company. Calvary Fund continues to hold the 15,099 warrants exercisable at a price of $129.6875 per warrant.

Along with the Prefunded Warrants the PIPE investors were issued immediately exercisable warrants to purchase up to 936,937 shares of the Company’s common stock with an exercise price of $21.50 per share expiring five years from the date of issuance, or July 11, 2027. Each Prefunded Warrant and share of common stock issued in the PIPE transaction received two warrants that were exercisable at $21.50 per share with a five-year expiry. None of these warrants have been exercised by the holders.

As of December 31, 2022, there were 1,096,455 warrants issued and outstanding to acquire additional shares of common stock. As of December 31, 2021, there were 28,071 warrants issued and outstanding to acquire additional shares of common stock.

The Company evaluates outstanding warrants as derivative liabilities and will recognize any changes in the fair value through earnings. The Company determined that the Warrants have an immaterial fair value at December 31, 2022. The warrants do not trade in a highly active securities market, and as such, the Company estimated the fair value of these common stock equivalents using Black-Scholes and the following assumptions:

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term which due to their maturity period as expiry, it was three years. The Company had no reason to believe future volatility over the expected remaining life of these common stock equivalents was likely to differ materially from historical volatility. Expected life was based on three years due to the expiry of maturity. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the common stock equivalents.

	December 31, 2022	December 31, 2021

Stock Price	$4.75	$142.00
Exercise Price	$21.50	$200.00
Term (expected in years)	4.5	3.2
Volatility	38.14%	203.44%
Annual Rate of Dividends	0.0%	0.0%
Risk-Free Rate	4.69%	1.52%

Stock Purchase Warrants

The following table summarizes all warrant activity for the years ended December 31, 2022 and 2021.

	Shares	Weighted- Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2020	1,748	$520.00	3.48 years	-
Granted	26,509	$200.00	2.95 years	-
Exercised	-	-	-	-
Expired	(185)	-	-	-
Outstanding and Exercisable at December 31, 2021	28,072	$220.00	2.95 years	-
Granted	116,386	$129.6875	5.00 years	-
Granted in Debt Conversion	15,099	$129.6875	5.00 years
Granted Prefunded Warrants	463,195	$0.25	5.00 years
Granted in PIPE transaction	936,937	$21.50	5.00 years
Exercised	(463,195)	$0.25	-	-
Expired	(38)	-	-	-
Outstanding and Exercisable at December 31, 2022	1,096,455	$30.50	4.50 years	-